Allowance for doubtful accounts - Additional Information (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Additional information
Accounts receivable, allowance for doubtful accounts	¥ 26,102,138	¥ 26,102,138
Allowance for other receivables	11,480,597	2,080,597
Amounts due from related parties, allowance for doubtful accounts	¥ 107,453,024	¥ 107,453,024